Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	8 Months Ended	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 13, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 19, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Feb. 06, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Mar. 16, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 15, 2021	Nov. 30, 2021	Oct. 31, 2021	Oct. 06, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	May 05, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 20, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Nov. 13, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	May 17, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Feb. 23, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jul. 08, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014
C000248535
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree 1-3 Year Laddered Treasury Fund
C000247881
Account Value [Line Items]
Line Graph and Table Measure Name		WisdomTree Bianco Total Return Fund
C000225934
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Alternative Income Fund
Account Value	$ 10,766	$ 10,766	$ 10,766	$ 10,749	$ 10,231	$ 10,112	$ 9,813	$ 10,094		$ 9,744	$ 9,771	$ 9,857		$ 9,416	$ 8,603	$ 9,154	$ 9,406	$ 9,525	$ 9,052	$ 8,352	$ 8,518	$ 8,348	$ 8,929		$ 9,225	$ 8,097	$ 8,701	$ 8,206	$ 7,402	$ 8,940	$ 9,497	$ 8,458	$ 9,281	$ 9,242	$ 9,950		$ 9,709	$ 10,239	$ 10,260		$ 10,046	$ 10,537		$ 10,201	$ 10,329	$ 10,140	$ 10,272	$ 10,084	$ 10,000
C000133150
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Bloomberg U.S. Dollar Bullish Fund
Account Value	13,828	13,828	$ 13,828	13,978	14,082	13,812	13,911	13,604		13,531	13,386	13,053		13,264	13,599	13,410	13,080	12,783	12,876	12,939	12,681	12,657	12,851		12,468	12,657	12,835	13,435	13,430	12,979	12,673	12,582	12,262	12,443	11,951		11,825	11,875	11,757		11,857	11,658		11,699	11,523	11,482	11,482	11,257		$ 11,437	$ 11,609	$ 11,460	$ 11,437	$ 11,280		$ 11,565	$ 11,870	$ 11,942	$ 11,767	$ 11,924	$ 12,371	$ 12,461	$ 12,662	$ 12,680	$ 12,345	$ 12,103	$ 11,982	$ 12,158		$ 12,027	$ 12,197	$ 12,275	$ 12,054	$ 11,845	$ 12,010	$ 11,914	$ 11,871	$ 11,762	$ 11,645	$ 11,745	$ 11,843	$ 11,830	$ 11,533	$ 11,511	$ 11,365	$ 11,451	$ 11,318	$ 11,059	$ 10,865	$ 10,917	$ 10,775	$ 11,145	$ 11,145	$ 11,330	$ 11,124	$ 11,033	$ 11,020	$ 11,313	$ 11,451		$ 11,628	$ 11,684	$ 11,834	$ 11,783	$ 12,114	$ 11,985	$ 11,533	$ 11,296	$ 11,343	$ 11,274	$ 11,318	$ 11,481	$ 11,072	$ 11,296	$ 11,757		$ 11,994	$ 11,778	$ 11,852	$ 11,594	$ 11,654	$ 11,577	$ 11,598		$ 11,347	$ 11,460	$ 11,209	$ 11,577	$ 11,298	$ 11,258	$ 10,943	$ 10,721	$ 10,470	$ 10,386	$ 10,000
C000230569
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Efficient Gold Plus Equity Strategy Fund
C000230570
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Efficient Gold Plus Gold Miners Strategy Fund
C000060975
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Currency Strategy Fund
Account Value	9,628	9,628	$ 9,628	9,434	9,313	9,413	9,281	9,323		9,287	9,287	9,460		9,254	8,996	8,960	9,078	9,264	9,078	8,903	9,017	9,012	8,759		8,970	8,682	8,542	8,154	8,108	8,389	8,424	8,486	8,782	8,710	9,012		8,685	8,920	8,818		8,751	9,078		9,083	9,293	9,196	9,303	9,395		9,252	9,140	9,242	9,318	9,451		9,198	8,833	8,787	8,894	8,863	8,726	8,696	8,432	8,386	9,000	9,249	9,452	9,176		9,280	9,126	9,036	9,345	9,365	9,086	9,156	9,146	9,255	9,315	9,016	9,017	8,826	8,924	8,773	9,183	9,081	9,281	9,521	9,741	9,677	9,765	9,501	9,340	9,198	9,281	9,364	9,267	9,125	9,134		9,002	8,978	8,841	8,743	8,567	8,469	8,856	8,885	8,792	8,782	8,758	8,440	8,797	8,689	8,161		8,103	8,186	8,298	8,425	8,186	8,337	8,626		8,914	8,993	9,164	8,875	8,978	8,944	9,100	9,369	9,643	9,628	10,000
C000104506
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Markets Corporate Bond Fund
C000088998
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Markets Local Debt Fund
C000221364
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Enhanced Commodity Strategy Fund
Account Value	13,737	13,737	$ 13,737	13,797	14,042	14,392	14,146	13,722		12,933	12,755	12,621		12,824	12,927	12,928	12,964	13,158	12,267	11,958	12,712	12,820	12,684		13,323	13,100	13,265	12,793	12,467	13,244	13,589	13,706	15,115	14,939	14,811		13,729	12,777	12,198		11,660	12,350		11,878	11,804	11,932	11,809	11,916		11,494	10,688	10,907	10,277	10,155	$ 10,000
C000136444
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Floating Rate Treasury Fund
Account Value	11,804	11,804	$ 11,804	11,756	11,710	11,667	11,612	11,549		11,500	11,443	11,387		11,350	11,301	11,246	11,201	11,151	11,101	11,050	11,002	10,946	10,908		10,867	10,823	10,781	10,748	10,724	10,694	10,675	10,670	10,656	10,660	10,639		10,634	10,630	10,617		10,621	10,621		10,621	10,621	10,621	10,621	10,621		10,625	10,621	10,625	10,621	10,620		10,618	10,622	10,621	10,620	10,619	10,618	10,616	10,615	10,608	10,602	10,588	10,566	10,544		10,526	10,508	10,493	10,482	10,459	10,451	10,431	10,404	10,389	10,371	10,348	10,343	10,317	10,301	10,285	10,261	10,251	10,245	10,227	10,219	10,184	10,181	10,165	10,152	10,123	10,106	10,102	10,093	10,075	10,071		10,055	10,049	10,041	10,037	10,029	10,020	10,013	10,010	10,008	10,002	9,996	9,978	9,972	9,966	9,964		9,956	9,952	9,948	9,976	10,004	9,984	10,004		10,008	10,004	10,004	10,012	9,976	9,976	9,976	9,964	9,964	10,000	10,000
C000134342
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Interest Rate Hedged High Yield Bond Fund
Account Value	14,647	14,647	$ 14,647	14,508	14,402	14,389	14,324	14,285		14,053	13,896	13,820		13,606	13,239	13,289	13,291	13,288	13,037	12,586	12,642	12,666	12,739		12,721	12,450	12,613	12,440	11,865	12,060	12,222	11,622	12,435	12,313	12,686		12,430	12,490	12,722		12,420	12,616		12,602	12,537	12,438	12,486	12,321		12,341	12,266	12,307	11,937	11,993		11,790	11,343	11,258	11,459	11,288	10,795	10,838	10,525	9,957	11,811	12,121	12,075	11,860		11,860	11,899	11,815	11,861	11,810	11,654	11,858	11,639	11,664	11,485	11,046	11,499	11,579	11,754	11,628	11,597	11,453	11,424	11,408	11,320	11,355	11,374	11,295	11,234	11,223	11,153	10,994	11,077	10,989	10,927		10,848	10,794	10,780	10,700	10,655	10,381	10,390	10,289	10,208	9,947	9,795	9,738	9,612	9,080	8,816		8,982	9,246	9,425	9,607	9,471	9,590	9,779		9,884	9,948	9,808	9,766	9,837	9,579	9,364	9,838	9,900	9,844	10,000
C000134336
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Account Value	12,365	12,365	$ 12,365	12,259	12,287	12,227	12,166	12,068		11,997	11,918	11,856		11,776	11,592	11,597	11,571	11,531	11,466	11,297	11,230	11,194	11,250		11,185	11,094	11,018	10,877	10,870	10,907	10,878	10,789	10,886	10,886	10,966		10,887	10,954	10,967		10,924	10,977		10,960	10,934	10,941	10,960	10,930		10,944	10,915	10,940	10,932	10,892		10,861	10,781	10,740	10,778	10,786	10,749	10,653	10,665	10,508	10,824	10,870	10,865	10,805		10,758	10,737	10,669	10,676	10,608	10,556	10,604	10,543	10,508	10,428	10,391	10,409	10,384	10,467	10,427	10,389	10,342	10,224	10,355	10,309	10,337	10,344	10,332	10,282	10,266	10,195	10,161	10,164	10,125	10,093		10,089	10,097	10,082	10,059	10,061	10,014	9,969	9,944	9,948	9,903	9,855	9,892	9,892	9,845	9,707		9,709	9,861	9,857	9,832	9,781	9,800	9,930		9,871	9,910	9,941	9,924	9,954	9,889	9,934	9,967	9,978	10,002	10,000
C000079238
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Managed Futures Strategy Fund
Account Value	11,312	11,312	$ 11,312	11,470	11,473	11,647	11,562	11,881		11,537	11,043	11,084		10,796	10,539	10,622	10,576	10,670	10,549	10,444	10,245	10,118	9,780		9,786	9,539	9,766	10,027	9,879	9,965	9,925	10,046	10,249	10,163	10,298		10,080	9,985	10,137		10,066	10,407		10,298	10,431	10,348	10,346	10,223		10,205	9,779	9,894	9,485	9,309		8,931	8,709	8,741	8,816	8,854	8,744	8,769	8,919	9,056	8,919	8,906	9,271	9,143		9,236	9,361	9,605	9,320	9,278	9,339	9,688	9,555	9,538	9,420	9,524	9,526	9,583	9,670	9,637	9,464	9,450	9,464	9,438	9,390	9,379	9,547	9,497	9,338	9,331	9,189	9,198	9,167	9,260	9,369		9,459	9,433	9,602	9,602	9,824	9,749	9,891	9,981	9,744	9,943	10,090	10,062	10,183	9,945	10,140		9,820	9,945	10,012	9,796	9,836	9,765	9,768		10,133	10,436	10,351	10,486	10,304	10,493	10,346	10,436	10,259	10,344	10,000
C000210706
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Mortgage Plus Bond Fund
Account Value	10,018	10,018	$ 10,018	9,871	9,635	9,517	9,359	9,606		9,535	9,668	9,639		9,291	8,907	9,063	9,301	9,341	9,357	9,436	9,479	9,447	9,274		9,506	9,271	9,216	9,010	9,178	9,570	9,820	9,600	9,755	9,724	10,006		10,244	10,340	10,452		10,493	10,483		10,502	10,560	10,562	10,505	10,494		10,479	10,436	10,458	10,559	10,519		10,497	10,446	10,473	10,450	10,423	10,339	10,245	10,158	10,027	10,260	10,159	10,020	10,018	$ 10,000
C000152580
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree PutWrite Strategy Fund
Account Value	18,550	18,550	$ 18,550	18,500	18,398	17,964	17,260	17,865		17,382	16,833	16,528		16,080	15,372	15,659	16,183	16,380	16,021	15,540	15,352	15,096	14,771		14,834	14,280	14,542	14,194	13,722	14,559	15,199	14,711	15,208	15,494	16,198		15,489	15,540	15,922		15,379	15,554		14,969	15,103	14,803	14,619	14,343		14,021	13,906	13,326	13,174	13,137		12,846	11,779	12,156	12,111	11,748	11,357	11,230	10,795	10,218	11,743	12,787	12,909	12,807		12,655	12,374	12,266	12,526	12,324	11,761	12,239	12,047	11,891	11,747	11,390	12,369	12,155	12,900	12,883	12,702	12,390	12,365	12,155	11,910	12,091	12,361	12,256	12,212	12,054	11,989	11,919	11,911	11,814	11,745		11,626	11,513	11,460	11,325	11,126	11,082	10,832	10,796	10,776	10,700	10,549	10,390	10,263	10,223	10,020	$ 10,000
C000222596
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Target Range Fund
Account Value	10,346	10,346	$ 10,346	10,212	10,195	9,943	9,630	9,818		9,636	9,396	9,495		9,102	8,478	8,735	9,041	9,238	9,008	8,659	8,707	8,635	8,554		8,691	8,458	8,784	8,651	8,475	8,824	9,044	8,747	9,280	9,288	9,832		9,656	9,840	10,448		10,144	10,380	$ 10,000
C000239876
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Account Value	10,725	10,725	$ 10,725	10,565	10,340	10,251	10,093	10,334		10,232	10,365	10,378		10,013	9,565	9,710	9,939	9,996	9,980	9,982	10,096	10,035	9,801	$ 10,000
C000156663
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Account Value	11,759	11,759	$ 11,759	11,573	11,336	11,243	11,049	11,331		11,219	11,354	11,369		10,976	10,460	10,609	10,863	10,909	10,903	10,905	11,024	10,956	10,698		10,993	10,607	10,676	10,258	10,403	10,918	11,275	10,943	11,186	11,087	11,645		11,998	12,197	12,512		12,543	12,530		12,508	12,651	12,683	12,528	12,379		12,339	12,226	12,379	12,641	12,736		12,701	12,529	12,621	12,626	12,755	12,555	12,452	12,348	11,985	12,445	12,284	12,029	12,000		11,982	11,950	12,017	11,675	11,627	11,417	11,237	11,209	10,955	10,953	10,761	10,557	10,539	10,692	10,736	10,682	10,622	10,654	10,600	10,717	10,658	10,832	10,948	10,885	10,892	10,867	10,908	10,806	10,745	10,736		10,629	10,525	10,532	10,441	10,407	10,375	10,682	10,788	10,797	10,798	10,684	10,440	10,444	10,350	10,188		10,126	9,971	10,054	10,079	10,050	9,992	10,056	$ 10,000
C000184315
Account Value [Line Items]
Line Graph and Table Measure Name			WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Account Value	$ 11,316	11,316	$ 11,316	11,196	11,043	10,968	10,874	10,950		10,901	10,947	10,905		10,736	10,559	10,565	10,609	10,592	10,548	10,584	10,632	10,590	10,418		10,568	10,425	10,423	10,252	10,290	10,504	10,672	10,544	10,635	10,567	10,707		10,930	11,001	11,133		11,144	11,161		11,204	11,241	11,261	11,207	11,219		11,197	11,158	11,177	11,223	11,236		11,199	11,168	11,173	11,169	11,163	11,122	11,073	10,962	10,759	10,953	10,850	10,739	10,703		10,714	10,672	10,684	10,569	10,571	10,485	10,396	10,376	10,268	10,251	10,131	10,045	10,031	10,036	10,053	10,001	9,994	9,998	9,956	9,987	9,968	10,001	10,053	10,036	10,073	10,073	10,094	10,060	10,020	10,022	$ 10,000
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $10,413
Account Value	$ 10,413	10,413	10,413	10,265	10,031	9,937	9,771		$ 10,000
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $10,413
Account Value	$ 10,413	$ 10,413	10,413	10,265	10,031	9,937	9,771		10,000
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $10,379
Account Value	10,379	$ 10,379	$ 10,379	10,232	9,999	9,905	9,740	9,992		9,901	10,043		$ 10,000
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $9,544
Account Value	9,544	9,544	$ 9,544	9,409	9,194	9,108	8,956	9,188		9,104	9,235	9,260		8,919	8,532	8,669	8,895	8,952	8,958	8,991	9,090	9,035	8,811		9,045	8,775	8,815	8,502	8,614	9,002	9,264	9,043	9,187	9,129	9,489		9,760	9,870	10,087		10,113	10,083		10,086	10,174	10,194	10,081	10,010	10,000
WisdomTree Index: Bloomberg Dollar Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Dollar Total Return Index $14,002
Account Value	14,002	14,002	$ 14,002	14,141	14,237	13,962	14,045	13,740		13,653	13,517	13,170		13,380	13,711	13,522	13,183	12,878	12,963	13,027	12,750	12,732	12,936		12,571	12,769	12,964	13,581	13,584	13,135	12,823	12,737	12,391	12,570	12,033		11,922	11,953	11,856		11,950	11,729		11,779	11,596	11,536	11,553	11,296		11,467	11,662	11,494	11,440	11,344		11,591	11,872	11,923	11,761	11,944	12,360	12,447	12,598	12,654	12,269	12,117	11,990	12,218		12,071	12,283	12,238	12,137	11,888	12,056	11,964	11,927	11,818	11,706	11,831	11,931	11,930	11,640	11,616	11,521	11,569	11,450	11,202	10,983	11,067	10,903	11,279	11,304	11,464	11,257	11,175	11,169	11,454	11,598		11,765	11,822	11,974	11,923	12,240	12,121	11,665	11,420	11,467	11,398	11,442	11,603	11,190	11,411	11,867		12,085	11,900	11,951	11,685	11,729	11,665	11,685		11,422	11,534	11,280	11,628	11,358	11,319	10,966	10,736	10,488	10,398	10,000
WisdomTree Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $13,476
Account Value	13,476	13,476	$ 13,476	13,157	12,998	12,548	11,955	12,464		12,076	11,464	11,274		10,784	9,882	10,094	10,599	10,771	10,436	9,789	9,747	9,597	9,257		9,488	8,927	9,473	8,972	8,300	9,142	9,531	8,726	9,511	9,494	10,401	$ 10,000
WisdomTree Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $12,515
Account Value	12,515	12,515	$ 12,515	12,218	12,071	11,653	11,103	11,576		11,215	10,646	10,470		10,015	9,177	9,374	9,844	10,003	9,692	9,091	9,052	8,912	8,597		8,812	8,291	8,798	8,332	7,708	8,490	8,851	8,104	8,833	8,817	9,659		9,313	9,601	10,124	$ 10,000
WisdomTree Index: JP Morgan Emerging Local Markets Index Plus
Account Value [Line Items]
Line Graph and Table Measure Name			JP Morgan Emerging Local Markets Index Plus $10,057
Account Value	10,057	10,057	$ 10,057	9,831	9,745	9,830	9,708	9,771		9,773	9,740	9,882		9,717	9,392	9,386	9,511	9,651	9,474	9,360	9,439	9,398	9,210		9,383	9,113	8,932	8,542	8,496	8,762	8,776	8,847	9,074	8,992	9,271		9,643	9,826	9,813		9,679	9,938		9,907	10,088	10,014	10,065	10,189		10,027	9,866	10,009	10,068	10,126		9,921	9,596	9,556	9,654	9,593	9,422	9,348	9,213	9,110	9,609	9,824	9,954	9,730		9,792	9,596	9,488	9,801	9,800	9,546	9,609	9,602	9,672	9,719	9,462	9,399	9,243	9,350	9,249	9,537	9,455	9,612	9,846	10,035	9,965	10,071	9,788	9,700	9,543	9,597	9,657	9,561	9,408	9,404		9,261	9,230	9,085	8,937	8,776	8,733	9,031	9,103	9,021	9,002	8,968	8,747	9,017	8,938	8,426		8,378	8,475	8,571	8,690	8,487	8,541	8,836		9,063	9,105	9,233	8,953	9,007	8,920	9,174	9,426	9,652	9,698	10,000
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $11,765
Account Value	11,765	11,765	$ 11,765	11,599	11,334	11,228	11,041	11,327		11,223	11,384	11,415		10,994	10,518	10,687	10,965	11,036	11,043	11,083	11,205	11,138	10,862		11,150	10,817	10,866	10,481	10,618	11,098	11,420	11,148	11,326	11,253	11,697		12,031	12,167	12,435		12,467	12,430		12,433	12,542	12,566	12,427	12,340		12,300	12,204	12,358	12,539	12,630		12,612	12,490	12,546	12,553	12,655	12,469	12,390	12,333	12,118	12,189	11,974	11,748	11,756		11,762	11,727	11,789	11,492	11,466	11,324	11,127	11,124	10,914	10,921	10,806	10,611	10,548	10,632	10,701	10,633	10,630	10,643	10,568	10,647	10,579	10,680	10,805	10,755	10,769	10,763	10,814	10,718	10,672	10,683		10,601	10,520	10,526	10,456	10,435	10,420	10,673	10,755	10,761	10,774	10,706	10,517	10,514	10,474	10,379		10,306	10,166	10,199	10,226	10,224	10,156	10,170		10,100	10,211	10,236	10,273	10,225	10,322	10,110	10,101	10,030	9,932	10,000
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $11,765
Account Value	11,765	11,765	$ 11,765	11,599	11,334	11,228	11,041	11,327		11,223	11,384	11,415		10,994	10,518	10,687	10,965	11,036	11,043	11,083	11,205	11,138	10,862		11,150	10,817	10,866	10,481	10,618	11,098	11,420	11,148	11,326	11,253	11,697		12,031	12,167	12,435		12,467	12,430		12,433	12,542	12,566	12,427	12,340		12,300	12,204	12,358	12,539	12,630		12,612	12,490	12,546	12,553	12,655	12,469	12,390	12,333	12,118	12,189	11,974	11,748	11,756		11,762	11,727	11,789	11,492	11,466	11,324	11,127	11,124	10,914	10,921	10,806	10,611	10,548	10,632	10,701	10,633	10,630	10,643	10,568	10,647	10,579	10,680	10,805	10,755	10,769	10,763	10,814	10,718	10,672	10,683		10,601	10,520	10,526	10,456	10,435	10,420	10,673	10,755	10,761	10,774	10,706	10,517	10,514	10,474	10,379		10,306	10,166	10,199	10,226	10,224	10,156	10,170		10,100	10,211	10,236	10,273	10,225	10,322	10,110	10,101	10,030	9,932	10,000
WisdomTree Index: S&P GSC Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P GSCI Index $17,892
Account Value	17,892	17,892	$ 17,892	18,206	18,871	18,605	18,966	18,748		17,902	17,747	16,988		17,570	18,234	19,031	18,278	18,170	16,408	15,718	16,741	16,869	17,052		17,730	17,746	17,994	18,306	17,156	18,607	19,119	19,128	20,711	19,711	18,751		17,104	15,724	14,085		13,091	14,680		13,876	13,086	13,395	13,187	12,644		12,333	11,395	11,646	10,532	10,036	10,000
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $11,765
Account Value	11,765	11,765	$ 11,765	11,599	11,334	11,228	11,041	11,327		11,223	11,384	11,415		10,994	10,518	10,687	10,965	11,036	11,043	11,083	11,205	11,138	10,862		11,150	10,817	10,866	10,481	10,618	11,098	11,420	11,148	11,326	11,253	11,697		12,031	12,167	12,435		12,467	12,430		12,433	12,542	12,566	12,427	12,340		12,300	12,204	12,358	12,539	12,630		12,612	12,490	12,546	12,553	12,655	12,469	12,390	12,333	12,118	12,189	11,974	11,748	11,756		11,762	11,727	11,789	11,492	11,466	11,324	11,127	11,124	10,914	10,921	10,806	10,611	10,548	10,632	10,701	10,633	10,630	10,643	10,568	10,647	10,579	10,680	10,805	10,755	10,769	10,763	10,814	10,718	10,672	10,683		10,601	10,520	10,526	10,456	10,435	10,420	10,673	10,755	10,761	10,774	10,706	10,517	10,514	10,474	10,379		10,306	10,166	10,199	10,226	10,224	10,156	10,170		10,100	10,211	10,236	10,273	10,225	10,322	10,110	10,101	10,030	9,932	10,000
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $11,765
Account Value	11,765	11,765	$ 11,765	11,599	11,334	11,228	11,041	11,327		11,223	11,384	11,415		10,994	10,518	10,687	10,965	11,036	11,043	11,083	11,205	11,138	10,862		11,150	10,817	10,866	10,481	10,618	11,098	11,420	11,148	11,326	11,253	11,697		12,031	12,167	12,435		12,467	12,430		12,433	12,542	12,566	12,427	12,340		12,300	12,204	12,358	12,539	12,630		12,612	12,490	12,546	12,553	12,655	12,469	12,390	12,333	12,118	12,189	11,974	11,748	11,756		11,762	11,727	11,789	11,492	11,466	11,324	11,127	11,124	10,914	10,921	10,806	10,611	10,548	10,632	10,701	10,633	10,630	10,643	10,568	10,647	10,579	10,680	10,805	10,755	10,769	10,763	10,814	10,718	10,672	10,683		10,601	10,520	10,526	10,456	10,435	10,420	10,673	10,755	10,761	10,774	10,706	10,517	10,514	10,474	10,379		10,306	10,166	10,199	10,226	10,224	10,156	10,170		10,100	10,211	10,236	10,273	10,225	10,322	10,110	10,101	10,030	9,932	10,000
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $11,765
Account Value	11,765	11,765	$ 11,765	11,599	11,334	11,228	11,041	11,327		11,223	11,384	11,415		10,994	10,518	10,687	10,965	11,036	11,043	11,083	11,205	11,138	10,862		11,150	10,817	10,866	10,481	10,618	11,068	11,420	11,148	11,326	11,253	11,697		12,031	12,167	12,435		12,467	12,430		12,433	12,542	12,566	12,427	12,340		12,300	12,204	12,358	12,539	12,630		12,612	12,490	12,546	12,553	12,655	12,469	12,390	12,333	12,118	12,189	11,974	11,748	11,756		11,762	11,727	11,789	11,492	11,466	11,324	11,127	11,124	10,914	10,921	10,806	10,611	10,548	10,632	10,701	10,633	10,630	10,643	10,568	10,647	10,579	10,680	10,805	10,755	10,769	10,763	10,814	10,718	10,672	10,683		10,601	10,520	10,526	10,456	10,435	10,420	10,673	10,755	10,761	10,774	10,706	10,517	10,514	10,474	10,379		10,306	10,166	10,199	10,226	10,224	10,156	10,170		10,100	10,211	10,236	10,273	10,225	10,322	10,110	10,101	10,030	9,932	10,000
WisdomTree Index: ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index $11,726
Account Value	11,726	11,726	$ 11,726	11,670	11,618	11,571	11,516	11,467		11,416	11,369	11,321		11,268	11,218	11,168	11,117	11,067	11,023	10,973	10,930	10,896	10,849		10,814	10,780	10,741	10,707	10,690	10,663	10,646	10,641	10,638	10,631	10,629		10,626	10,625	10,625		10,625	10,624		10,624	10,624	10,623	10,623	10,623		10,623	10,623	10,622	10,621	10,620		10,619	10,618	10,617	10,616	10,615	10,613	10,611	10,611	10,610	10,579	10,564	10,550	10,535		10,522	10,501	10,483	10,462	10,443	10,420	10,396	10,376	10,353	10,335	10,314	10,296	10,274	10,257	10,241	10,223	10,207	10,189	10,174	10,161	10,146	10,137	10,125	10,113	10,105	10,096	10,087	10,078	10,069	10,061		10,056	10,049	10,047	10,043	10,039	10,035	10,033	10,030	10,025	10,024	10,021	10,017	10,016	10,013	10,009		10,006	10,006	10,003	10,002	10,003	10,003	10,001		10,002	10,001	10,001	10,001	10,001	10,001	10,001	10,001	10,001	10,000	10,000
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $10,045
Account Value	10,045	10,045	$ 10,045	9,903	9,677	9,586	9,426	9,671		9,582	9,720	9,746		9,387	8,980	9,124	9,362	9,422	9,429	9,463	9,567	9,509	9,274		9,520	9,236	9,277	8,948	9,066	9,475	9,751	9,518	9,670	9,608	9,987		10,272	10,388	10,617		10,644	10,613		10,616	10,708	10,729	10,610	10,536		10,502	10,420	10,551	10,706	10,783		10,768	10,664	10,712	10,717	10,805	10,646	10,579	10,530	10,346	10,407	10,223	10,030	10,037	10,000
WisdomTree Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $34,092
Account Value	34,092	34,092	$ 34,092	33,285	32,885	31,746	30,246	31,534		30,551	29,002	28,523		27,284	25,000	25,537	26,816	27,250	26,402	24,765	24,658	24,279	23,419		24,005	22,586	23,967	22,698	20,998	23,128	24,111	22,076	24,062	24,018	26,313		25,371	26,154	27,581		26,398	26,582		24,842	26,053	25,285	24,698	24,134		23,967	22,753	21,798	21,213	21,429		20,636	18,600	19,108	19,863	18,531	17,542	17,200	16,418	14,552	16,603	18,092	18,099	17,569		16,954	16,594	16,290	16,552	16,317	15,243	16,277	15,644	15,346	14,868	13,765	15,131	14,829	15,917	15,827	15,328	14,778	14,687	14,342	14,287	14,660	15,221	14,396	14,238	13,814	13,499	13,227	13,186	12,921	12,840		12,662	12,533	12,519	12,041	11,817	11,588	11,174	11,381	11,379	11,363	10,959	10,931	10,738	10,697	10,017	10,000
WisdomTree Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI AC World Index $12,336
Account Value	12,336	12,336	$ 12,336	12,031	11,840	11,582	11,130	11,510		11,159	10,700	10,638		10,150	9,292	9,581	9,994	10,281	9,918	9,374	9,475	9,341	9,062		9,329	8,705	9,062	8,409	7,931	8,770	9,106	8,511	9,295	9,284	10,092		9,878	10,140	10,663		10,253	10,506	10,000
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $10,628
Account Value	10,628	10,628	$ 10,628	10,478	10,238	10,142	9,973	10,232		10,138	10,283	10,312		9,932	9,501	9,654	9,905	9,969	9,976	10,012	10,122	10,061	9,812	10,000
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $11,627
Account Value	11,627	11,627	$ 11,627	11,462	11,201	11,096	10,911	11,194		11,091	11,250	11,281		10,865	10,394	10,561	10,836	10,906	10,914	10,953	11,073	11,007	10,734		11,019	10,690	10,738	10,358	10,493	10,967	11,286	11,017	11,193	11,121	11,560		11,890	12,024	12,289		12,320	12,284		12,287	12,395	12,418	12,281	12,195		12,156	12,060	12,213	12,392	12,481		12,464	12,343	12,398	12,405	12,506	12,322	12,245	12,188	11,975	12,046	11,833	11,610	11,618		11,624	11,589	11,651	11,357	11,332	11,191	10,996	10,993	10,786	10,792	10,679	10,486	10,424	10,507	10,575	10,508	10,505	10,518	10,443	10,522	10,455	10,555	10,678	10,629	10,643	10,636	10,687	10,592	10,547	10,558		10,477	10,397	10,402	10,333	10,312	10,298	10,547	10,629	10,635	10,647	10,580	10,393	10,391	10,351	10,257		10,185	10,046	10,079	10,106	10,104	10,036	10,051	10,000
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $11,045
Account Value	$ 11,045	11,045	$ 11,045	10,888	10,640	10,540	10,364	10,633		10,536	10,687	10,716		10,321	9,874	10,032	10,294	10,360	10,367	10,404	10,519	10,455	10,196		10,467	10,155	10,201	9,839	9,968	10,418	10,721	10,465	10,632	10,564	10,981		11,295	11,422	11,673		11,703	11,669		11,672	11,774	11,796	11,666	11,585		11,547	11,456	11,601	11,771	11,856		11,840	11,725	11,777	11,784	11,880	11,705	11,632	11,578	11,376	11,443	11,241	11,028	11,036		11,042	11,009	11,068	10,788	10,764	10,631	10,445	10,443	10,246	10,252	10,144	9,961	9,902	9,981	10,046	9,981	9,979	9,991	9,921	9,995	9,931	10,026	10,143	10,097	10,110	10,104	10,152	10,062	10,019	10,029	10,000
WisdomTree Index: Bloomberg U.S. Treasury 1-3 Year Laddered Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S Treasury 1-3 Year Laddered Index $10,319
Account Value	$ 10,319	10,319	10,319	10,227	10,108	10,049	9,979		10,000
WisdomTree Index: Bloomberg U.S. Treasury 7-10 Year Laddered Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury 7-10 Year Laddered Index $10,437
Account Value	$ 10,437	$ 10,437	10,437	10,294	10,004	9,879	9,703		$ 10,000
WisdomTree Index: Bianco Research Fixed Income Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bianco Research Fixed Income Total Return Index $10,435
Account Value	10,435	$ 10,435	$ 10,435	10,304	10,075	9,976	9,819	10,010		9,925	10,041		$ 10,000
WisdomTree Index: ICE BofA Merrill Lynch U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA Merrill Lynch U.S. High Yield Index $11,042
Account Value	11,042	11,042	$ 11,042	10,870	10,657	10,559	10,440	10,542		10,422	10,391	10,387		10,019	9,584	9,702	9,818	9,790	9,652	9,498	9,586	9,497	9,392		9,515	9,156	9,226	9,057	8,806	9,175	9,400	8,866	9,514	9,490	9,848		9,940	10,030	10,314		10,123	10,228		10,246	10,243	10,187	10,151	10,014	10,000
WisdomTree Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $14,271
Account Value	14,271	14,271	$ 14,271	13,933	13,765	13,289	12,661	13,200		12,789	12,140	11,940		11,421	10,465	10,690	11,225	11,407	11,052	10,367	10,322	10,163	9,803		10,048	9,454	10,032	9,501	8,790	9,681	10,093	9,241	10,072	10,054	11,014		10,620	10,948	11,545		11,050	11,127		10,399	10,906	10,584	10,338	10,103	10,000
WisdomTree Index: Gapstow Liquid Alternative Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Gapstow Liquid Alternative Credit Index $10,943
Account Value	10,943	10,943	$ 10,943	10,895	10,375	10,254	9,946	10,229		9,869	9,897	9,975		9,527	8,700	9,257	9,522	9,636	9,142	8,429	8,598	8,426	9,002		9,313	8,152	8,767	8,260	7,438	9,003	9,563	8,508	9,334	9,285	9,991		9,779	10,302	10,298		10,075	10,550		10,207	10,348	10,152	10,286	10,084	$ 10,000
WisdomTree Index: Bloomberg Dollar Spot Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Dollar Spot Index $11,989
Account Value	11,989	11,989	$ 11,989	12,179	12,332	12,156	12,296	12,097		12,082	12,026	11,782		12,034	12,398	12,297	12,046	11,832	11,977	12,105	11,917	11,950	12,188		11,882	12,109	12,335	12,961	12,992	12,585	12,310	12,241	11,917	12,093	11,576		11,467	11,495	11,399		11,488	11,273		11,318	11,139	11,079	11,094	10,846		11,007	11,192	11,028	10,975	10,882		11,121	11,389	11,436	11,279	11,453	11,849	11,929	12,069	12,113	11,749	11,617	11,509	11,744		11,616	11,839	11,818	11,742	11,529	11,717	11,653	11,641	11,558	11,470	11,617	11,738	11,758	11,493	11,486	11,410	11,474	11,371	11,139	10,926	11,030	10,876	11,262	11,302	11,470	11,272	11,199	11,204	11,499	11,644		11,818	11,880	12,039	11,990	12,311	12,196	11,737	11,489	11,539	11,470	11,515	11,679	11,262	11,484	11,944		12,162	11,973	12,024	11,752	11,791	11,723	11,738		11,470	11,578	11,319	11,663	11,388	11,344	10,987	10,752	10,499	10,403	10,000
WisdomTree Index: NYSE ARCA Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name			NYSE ARCA Gold Miners Index $14,015
Account Value	14,015	14,015	$ 14,015	13,675	12,329	12,799	12,072	11,375		9,501	10,115	11,217		11,086	9,953	9,555	10,392	11,074	10,593	10,861	11,868	11,451	9,638		11,238	10,089	9,971	8,372	8,295	8,250	9,034	9,473	10,983	12,109	13,188		11,830	10,355	10,977	$ 10,000
WisdomTree Index: Equal-Weighted Emerging Currency Composite
Account Value [Line Items]
Line Graph and Table Measure Name			Equal-Weighted Emerging Currency Composite $9,882
Account Value	9,882	9,882	$ 9,882	9,650	9,530	9,623	9,497	9,530		9,484	9,488	9,646		9,448	9,175	9,156	9,257	9,432	9,213	9,047	9,133	9,105	8,865		9,076	8,782	8,611	8,245	8,204	8,473	8,473	8,540	8,878	8,769	9,061		9,367	9,522	9,428		9,341	9,692		9,674	9,904	9,807	9,895	9,993		9,835	9,706	9,832	9,893	9,994		9,708	9,329	9,303	9,412	9,387	9,234	9,168	8,963	8,852	9,461	9,722	9,920	9,634		9,751	9,558	9,471	9,790	9,763	9,492	9,547	9,540	9,646	9,703	9,365	9,361	9,149	9,267	9,102	9,507	9,419	9,591	9,823	10,011	9,969	10,049	9,761	9,592	9,441	9,536	9,599	9,477	9,324	9,342		9,219	9,184	9,069	8,928	8,781	8,688	9,030	9,059	8,952	8,930	8,911	8,616	8,942	8,831	8,283		8,216	8,302	8,391	8,532	8,288	8,388	8,732		9,009	9,068	9,214	8,934	9,044	8,978	9,167	9,434	9,675	9,655	10,000
WisdomTree Index: JP Morgan CEMBI Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name			JP Morgan CEMBI Diversified Index $14,272
Account Value	14,272	14,272	$ 14,272	14,033	13,824	13,701	13,499	13,628		13,501	13,412	13,334		12,936	12,471	12,634	12,743	12,807	12,688	12,553	12,639	12,526	12,429		12,655	12,287	12,098	11,468	11,712	12,211	12,188	12,031	12,446	12,523	12,802		13,177	13,869	14,109		14,050	14,140		14,205	14,310	14,224	14,196	14,088		14,001	13,901	13,991	14,024	14,041		13,862	13,502	13,463	13,535	13,414	13,118	12,778	12,310	11,769	13,265	13,270	13,080	12,962		12,917	12,811	12,740	12,698	12,571	12,296	12,235	12,134	11,979	11,844	11,519	11,426	11,450	11,525	11,418	11,534	11,362	11,404	11,489	11,573	11,604	11,726	11,720	11,693	11,691	11,638	11,602	11,481	11,378	11,359		11,304	11,193	11,156	10,993	10,851	10,767	10,982	10,979	10,965	10,812	10,638	10,426	10,402	10,215	9,873		9,781	9,797	9,937	9,993	9,717	9,891	10,066		10,074	10,184	10,117	9,920	9,845	9,702	9,683	9,934	9,994	9,901	10,000
WisdomTree Index: JP Morgan GBI-EM Global Diversified Unhedged Index
Account Value [Line Items]
Line Graph and Table Measure Name			JP Morgan GBI-EM Global Diversified Unhedged Index $9,715
Account Value	9,715	9,715	$ 9,715	9,426	9,216	9,317	9,169	9,369		9,372	9,426	9,572		9,274	8,810	8,857	9,165	9,418	9,155	8,866	9,008	8,931	8,577		8,858	8,493	8,313	7,762	7,831	8,232	8,243	8,219	8,602	8,453	8,995		9,135	9,616	9,617		9,469	9,736		9,867	10,217	10,139	10,183	10,308		10,057	9,835	10,146	10,426	10,539		10,184	9,654	9,614	9,811	9,844	9,555	9,510	9,042	8,701	9,785	10,130	10,262	9,855		10,037	9,755	9,662	9,924	9,832	9,319	9,292	9,308	9,433	9,537	9,044	8,927	8,683	8,857	8,633	9,193	9,022	9,287	9,773	10,071	9,969	10,075	9,643	9,452	9,295	9,565	9,597	9,428	9,237	9,194		9,018	8,914	8,712	8,558	8,369	8,216	8,837	8,912	8,736	8,732	8,680	8,197	8,669	8,451	7,749		7,639	7,613	7,786	7,958	7,614	7,846	8,293		8,511	8,616	8,844	8,593	8,857	8,977	8,947	9,511	9,637	9,489	10,000
WisdomTree Index: Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Index Total Return $13,848
Account Value	13,848	13,848	$ 13,848	13,842	14,424	14,649	14,396	14,019		13,570	13,773	13,718		14,097	14,422	14,384	14,485	14,596	13,737	13,204	13,992	14,098	14,127		14,824	14,897	15,271	14,864	14,574	15,860	15,846	15,198	17,033	16,777	16,110		14,828	13,958	12,832		12,395	13,373		13,036	12,418	12,455	12,230	12,008		11,689	10,794	11,031	10,360	10,095	$ 10,000
WisdomTree Index: Bloomberg U.S. Treasury Floating Rate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Floating Rate Bond Index $11,990
Account Value	11,990	11,990	$ 11,990	11,946	11,897	11,847	11,792	11,728		11,673	11,616	11,555		11,513	11,467	11,408	11,356	11,308	11,250	11,201	11,151	11,092	11,053		11,008	10,959	10,917	10,883	10,852	10,820	10,802	10,787	10,777	10,777	10,758		10,753	10,747	10,737		10,735	10,734		10,734	10,734	10,732	10,731	10,730		10,730	10,729	10,726	10,725	10,721		10,721	10,719	10,718	10,716	10,715	10,709	10,705	10,702	10,690	10,682	10,670	10,642	10,626		10,604	10,583	10,565	10,550	10,529	10,519	10,496	10,466	10,450	10,431	10,406	10,396	10,374	10,352	10,335	10,317	10,298	10,282	10,266	10,247	10,235	10,224	10,205	10,193	10,181	10,166	10,159	10,150	10,136	10,131		10,118	10,106	10,096	10,088	10,081	10,074	10,065	10,058	10,054	10,048	10,041	10,037	10,033	10,024	10,016		10,011	10,004	10,005	10,005	10,004	10,008	10,008		10,008	10,006	10,004	10,003	10,002	10,000	9,999	10,000	10,001	10,002	10,000
WisdomTree Index: ICE BofA Merrill Lynch U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA Merrill Lynch U.S. High Yield Index $15,620
Account Value	15,620	15,620	$ 15,620	15,376	15,075	14,936	14,768	14,912		14,742	14,698	14,693		14,173	13,556	13,724	13,888	13,848	13,654	13,435	13,559	13,434	13,285		13,459	12,952	13,051	12,811	12,456	12,978	13,297	12,541	13,457	13,424	13,931		14,061	14,188	14,589		14,320	14,468		14,494	14,489	14,410	14,359	14,166		14,125	13,972	13,948	13,899	13,846		13,587	13,064	13,004	13,140	13,012	12,419	12,299	11,761	11,331	12,841	13,043	13,042	12,775		12,740	12,711	12,671	12,621	12,557	12,257	12,414	12,243	12,124	11,923	11,399	11,655	11,762	11,957	11,888	11,803	11,672	11,632	11,634	11,557	11,629	11,738	11,664	11,630	11,661	11,616	11,513	11,516	11,384	11,372		11,272	11,145	11,169	10,997	10,851	10,642	10,684	10,651	10,583	10,352	10,097	9,989	9,917	9,536	9,132		9,090	9,236	9,481	9,698	9,441	9,693	9,866		9,927	10,081	10,051	9,932	9,985	9,753	9,686	9,831	9,902	9,790	10,000
WisdomTree Index: ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index/ WisdomTree U.S. High Yield C
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA ML 0-5 Year U.S. HY Constrained, Zero Duration Index/WisdomTree U.S. HY Corporate Bond, Zero Duration Spliced Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">Footnote Reference*</sup> $15,728
Account Value	15,728	15,728	$ 15,728	15,549	15,457	15,372	15,354	15,280		15,068	14,877	14,858		14,533	14,096	14,203	14,211	14,157	13,867	13,373	13,420	13,342	13,550		13,488	13,139	13,215	13,202	12,646	12,843	12,890	12,242	13,114	13,072	13,370		13,106	13,168	13,411		13,060	13,269		13,224	13,157	13,043	13,107	12,911		12,907	12,809	12,689	12,567	12,489		12,271	11,806	11,729	11,902	11,785	11,211	11,165	10,765	10,470	12,068	12,326	12,376	12,153		12,134	12,144	12,083	12,169	12,101	11,956	12,135	12,018	12,004	11,825	11,426	11,759	11,875	12,015	11,896	11,853	11,710	11,651	11,641	11,510	11,543	11,558	11,395	11,346	11,347	11,292	11,170	11,187	11,107	11,070		10,996	10,912	10,915	10,774	10,660	10,461	10,373	10,292	10,214	9,998	9,800	9,769	9,638	9,298	8,958		8,969	9,214	9,420	9,575	9,389	9,615	9,780		9,895	9,969	9,931	9,828	9,891	9,657	9,731	9,833	9,889	9,881	10,000
WisdomTree Index: Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration $12,564
Account Value	12,564	12,564	$ 12,564	12,493	12,456	12,429	12,348	12,284		12,187	12,098	12,058		11,937	11,775	11,760	11,747	11,718	11,637	11,488	11,418	11,368	11,414		11,359	11,242	11,177	11,035	11,015	11,061	11,034	10,970	11,032	11,009	11,094		11,039	11,101	11,137		11,108	11,154		11,135	11,115	11,113	11,131	11,101		11,105	11,093	11,076	11,081	11,077		11,043	10,961	10,922	10,932	10,924	10,852	10,787	10,717	10,566	10,910	10,960	10,976	10,922		10,881	10,843	10,803	10,829	10,766	10,710	10,737	10,693	10,661	10,622	10,543	10,563	10,583	10,618	10,570	10,571	10,508	10,503	10,510	10,478	10,490	10,506	10,465	10,424	10,404	10,370	10,316	10,314	10,287	10,257		10,228	10,215	10,210	10,179	10,175	10,138	10,128	10,109	10,106	10,069	10,029	10,042	10,025	9,971	9,889		9,887	9,965	9,971	9,949	9,902	9,925	9,948		9,949	9,975	9,984	9,976	9,991	9,942	9,998	9,982	9,987	9,993	10,000
WisdomTree Index: 60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite
Account Value [Line Items]
Line Graph and Table Measure Name			60% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% Bloomberg U.S. Aggregate Index Composite $22,400
Account Value	22,400	22,400	$ 22,400	21,955	21,588	21,039	20,284	21,020		20,538	20,003	19,826		19,015	17,725	18,067	18,798	19,029	18,674	17,979	18,010	17,800	17,243		17,685	17,019	17,301	16,959	16,338	17,544	18,084	17,054	18,105	17,935	19,424		19,005	19,261	20,303		19,978	19,832		19,179	19,687	19,262	18,907	18,594		18,490	17,837	17,448	17,257	17,413		17,011	15,926	16,210	16,592	15,939	15,327	15,109	14,680	13,616	14,701	15,353	15,242	14,974		14,653	14,446	14,316	14,313	14,176	13,536	13,977	13,646	13,387	13,141	12,510	13,125	12,938	13,539	13,527	13,234	12,943	12,902	12,681	12,689	12,857	13,205	12,822	12,714	12,486	12,309	12,182	12,116	11,948	11,908		11,771	11,663	11,657	11,353	11,216	11,078	10,940	11,095	11,097	11,092	10,827	10,733	10,619	10,578	10,140		10,118	10,368	10,481	10,472	9,973	10,096	10,482		10,324	10,491	10,421	10,376	10,457	10,154	10,252	10,264	10,072	9,889	10,000
WisdomTree Index: S&P GSCI Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P GSCI Index $7,411
Account Value	7,411	7,411	$ 7,411	7,541	7,817	7,707	7,856	7,766		7,415	7,351	7,037		7,278	7,553	7,883	7,571	7,526	6,797	6,511	6,934	6,987	7,063		7,344	7,351	7,453	7,583	7,106	7,708	7,920	7,923	8,579	8,165	7,767		7,085	6,513	5,834		5,423	6,081		5,748	5,421	5,548	5,462	5,238		5,109	4,720	4,824	4,363	4,157		3,923	3,501	3,631	3,768	3,603	3,471	3,303	2,838	3,142	4,452	4,860	5,450	5,094		5,095	5,032	4,945	5,240	5,251	5,028	5,478	5,327	5,242	5,050	4,633	5,023	5,661	6,013	5,785	5,724	5,933	5,854	5,770	5,494	5,374	5,560	5,376	5,149	5,079	4,892	4,735	4,772	4,563	4,652		4,724	4,826	5,023	5,011	5,083	4,854	4,734	4,806	4,615	4,535	5,014	5,010	4,902	4,450	4,241		4,328	4,564	4,995	5,487	5,475	5,844	5,827		$ 6,784	$ 6,791	$ 6,929	$ 6,239	$ 6,695	$ 6,288	$ 6,798	$ 7,870	$ 8,835	$ 9,398	$ 10,000
WisdomTree Index: Bloomberg U.S. Securitized Mortgage Backed Securities/Asset Backed Securities/Commercial Mortgage Backed Secur
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Securitized MBS/ABS/CMBS Index $9,927
Account Value	9,927	9,927	$ 9,927	9,772	9,527	9,418	9,238	9,515		9,417	9,566	9,603		9,216	8,775	8,951	9,230	9,301	9,305	9,347	9,415	9,364	9,191		9,433	9,138	9,175	8,827	8,955	9,414	9,739	9,446	9,593	9,495	9,829		10,093	10,193	10,346		10,356	10,366		10,387	10,427	10,444	10,378	10,380		10,391	10,332	10,389	10,462	10,455		10,429	10,416	10,423	10,430	10,425	10,398	10,393	10,372	10,301	10,229	10,111	10,028	10,012	$ 10,000
WisdomTree Index: Cboe S&P 500 PutWrite/Volos US Large Cap Target 2.5% PutWrite Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name			Cboe S&P 500 PutWrite/Volos US Large Cap Target 2.5% PutWrite Spliced Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">Footnote Reference*</sup> $19,748
Account Value	19,748	19,748	$ 19,748	19,693	19,506	19,052	18,315	18,846		18,389	17,781	17,453		17,004	16,274	16,500	17,016	17,208	16,825	16,329	16,096	15,811	15,503		15,527	14,906	15,223	14,811	14,200	15,091	15,765	15,238	15,732	16,017	16,716		16,077	16,045	16,434		15,849	16,067		15,364	15,558	15,246	15,083	14,757		14,446	14,303	13,719	13,527	13,494		13,200	12,125	12,493	12,361	12,116	11,639	11,519	11,028	10,480	12,104	13,069	13,213	13,090		12,944	12,649	12,537	12,758	12,578	12,005	12,472	12,278	12,131	11,963	11,640	12,593	12,385	13,118	13,091	12,891	12,564	12,544	12,300	12,053	12,217	12,486	12,374	12,323	12,162	12,092	12,000	12,002	11,881	11,815		11,684	11,574	11,516	11,382	11,164	11,113	10,855	10,833	10,800	10,716	10,580	10,400	10,282	10,231	10,029	$ 10,000
WisdomTree Index: TOPS® Global Target Range Index
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Global Target Range Index $10,632
Account Value	10,632	10,632	$ 10,632	10,440	10,225	10,170	9,850	10,021		9,829	9,575	9,709		9,299	8,665	8,912	9,208	9,402	9,162	8,801	8,833	8,720	8,652		8,788	8,612	8,908	8,764	8,554	8,895	9,067	8,775	9,252	9,299	9,805		9,690	9,855	10,462		10,174	10,414	$ 10,000
WisdomTree Index: Bloomberg U.S. Universal Enhanced Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Enhanced Yield Index $10,796
Account Value	10,796	10,796	$ 10,796	10,638	10,407	10,319	10,147	10,386		10,280	10,398	10,415		10,033	9,593	9,732	9,956	10,010	9,991	9,998	10,099	10,036	9,811	$ 10,000
WisdomTree Index: Bloomberg U.S. Aggregate Enhanced Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Enhanced Yield Index $11,950
Account Value	11,950	11,950	$ 11,950	11,779	11,522	11,430	11,232	11,511		11,394	11,540	11,552		11,123	10,619	10,771	11,016	11,070	11,053	11,071	11,185	11,112	10,849		11,141	10,772	10,816	10,396	10,541	11,074	11,422	11,092	11,320	11,239	11,803		12,171	12,353	12,682		12,707	12,675		12,665	12,796	12,827	12,659	12,530		12,477	12,353	12,550	12,766	12,861		12,824	12,664	12,740	12,736	12,851	12,630	12,522	12,417	12,076	12,589	12,398	12,134	12,114		12,104	12,051	12,116	11,773	11,724	11,517	11,324	11,287	11,031	11,019	10,829	10,650	10,621	10,756	10,809	10,745	10,693	10,732	10,669	10,772	10,726	10,869	10,990	10,913	10,925	10,899	10,937	10,837	10,764	10,761		$ 10,653	$ 10,544	$ 10,548	$ 10,449	$ 10,414	$ 10,384	$ 10,677	$ 10,764	$ 10,777	$ 10,768	$ 10,658	$ 10,431	$ 10,426	$ 10,347	$ 10,175		$ 10,094	$ 9,997	$ 10,063	$ 10,092	$ 10,060	$ 10,001	$ 10,042	$ 10,000
WisdomTree Index: Bloomberg U.S. Short Aggregate Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Short Aggregate Composite Index $11,322
Account Value	11,322	11,322	$ 11,322	11,206	11,036	10,961	10,856	10,949		10,894	10,968	10,930		10,749	10,556	10,555	10,607	10,586	10,546	10,613	10,664	10,612	10,423		10,558	10,422	10,418	10,268	10,292	10,496	10,649	10,540	10,629	10,552	10,673		10,882	10,947	11,062		11,078	11,085		11,139	11,169	11,177	11,133	11,156		11,129	11,101	11,128	11,164	11,163		11,141	11,118	11,123	11,125	11,119	11,080	11,042	10,986	10,890	10,872	10,757	10,662	10,640		10,646	10,608	10,625	10,505	10,514	10,436	10,337	10,317	10,221	10,208	10,150	10,044	10,005	10,002	10,025	9,978	9,978	9,980	9,933	9,961	9,934	9,958	10,014	10,010	10,040	10,044	10,071	10,034	9,998	10,011	10,000
WisdomTree Index: Bloomberg U.S. Short Aggregate Enhanced Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Short Aggregate Enhanced Yield Index $11,352
Account Value	$ 11,352	$ 11,352	$ 11,352	$ 11,238	$ 11,076	$ 11,008	$ 10,905	$ 10,977		$ 10,916	$ 10,969	$ 10,922		$ 10,743	$ 10,543	$ 10,541	$ 10,587	$ 10,566	$ 10,515	$ 10,564	$ 10,606	$ 10,549	$ 10,387		$ 10,521	$ 10,365	$ 10,360	$ 10,178	$ 10,214	$ 10,445	$ 10,615	$ 10,478	$ 10,581	$ 10,499	$ 10,655		$ 10,899	$ 10,981	$ 11,121		$ 11,133	$ 11,144		$ 11,206	$ 11,243	$ 11,254	$ 11,201	$ 11,220		$ 11,189	$ 11,147	$ 11,184	$ 11,225	$ 11,216		$ 11,183	$ 11,153	$ 11,156	$ 11,158	$ 11,146	$ 11,095	$ 11,037	$ 10,944	$ 10,738	$ 11,036	$ 10,934	$ 10,825	$ 10,791		$ 10,792	$ 10,742	$ 10,751	$ 10,626	$ 10,625	$ 10,526	$ 10,435	$ 10,402	$ 10,290	$ 10,255	$ 10,159	$ 10,063	$ 10,046	$ 10,056	$ 10,071	$ 10,018	$ 10,002	$ 10,008	$ 9,960	$ 9,983	$ 9,968	$ 10,005	$ 10,059	$ 10,049	$ 10,081	$ 10,075	$ 10,096	$ 10,057	$ 10,007	$ 10,015	$ 10,000